Contingencies And Other Disclosures (Narrative II) (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	7 Months Ended	12 Months Ended							3 Months Ended
	Jun. 30, 2011	Jul. 31, 2012	Dec. 31, 2012	Feb. 29, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012 Visa Class B Shares [Member]	Dec. 31, 2011 Visa Class B Shares [Member]	Mar. 31, 2008 Visa Class B Shares [Member]	Mar. 31, 2011 Visa Interest [Member]
Loss Contingencies [Line Items]
Number of Visa Class B shares							1.1		2.4
Estimated conversion ratio		42.00%		43.00%		49.00%
Derivative liability							$ 2,200,000	$ 11,800,000
Unpaid principal balance of servicing portfolio			19,000,000,000
Additional amount deposited into escrow account by Visa		150,000,000
Reduction in contingent liability										3,300,000
Contingent liability										1,400,000
Cash payment to counterparty	700,000	800,000
Recognized servicing and P&I advances			303,300,000		345,900,000
Amount disputed related to various items for transfers of subservicers			8,600,000
Loan-to-value ratio at origination			80.00%
Accrued losses on loan repurchase exposure			$ 234,100,000		$ 167,400,000